Schedule II -Valuation Accounts (Detail) (USD $) In Thousands, unless otherwise specified	5 Months Ended	7 Months Ended	12 Months Ended				5 Months Ended	7 Months Ended	12 Months Ended
	May 28, 2010 Allowance for Doubtful Accounts Predecessor	Dec. 31, 2010 Allowance for Doubtful Accounts Successor	Dec. 31, 2012 Allowance for Doubtful Accounts Successor		Dec. 31, 2011 Allowance for Doubtful Accounts Successor		May 28, 2010 Allowance for Obsolete/Excess Inventory Predecessor	Dec. 31, 2010 Allowance for Obsolete/Excess Inventory Successor	Dec. 31, 2012 Allowance for Obsolete/Excess Inventory Successor		Dec. 31, 2011 Allowance for Obsolete/Excess Inventory Successor
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance	$ 514		$ 641		$ 520		$ 7,145		$ 7,406		$ 11,010
Additions charged to cost and expense	26	18	643		81		954	553	1,264		395
Deductions from Merger Transaction											(2,279)
Additions from Merger Transaction								951
Deductions from acquired company					98						(193)
Additions from acquired company		59						2,411
Others	8 [1]	89 [1]	179	[1]	58	[1]	21 [1]	983 [1]	1,726	[1]	1,527	[1]
Balance	$ 532	$ 520	$ 1,105		$ 641		$ 8,078	$ 11,010	$ 6,944		$ 7,406

[1]	Includes write-off of accounts receivable (net of bad debt recoveries)and inventories.